Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (406,284)	$ (719,583)	$ (764,337)	$ (1,066,612)	$ (1,511,517)	$ (2,340,365)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					198,802	418,795
Amortization of operating lease right-of-use assets			6,782		6,781	22,967	$ 29,748
Gain on derivative liability – warrants						(51)
Provision for doubtful receivables			83,525			83,525
Loss on disposal of equipment					1,927
Stock-based compensation	104,778		135,867		277,348	384,188
Unrealized foreign exchange loss						(593)
Changes in operating assets and liabilities:
Accounts receivable					2,857,968	4,098,675
Prepaid expenses					27,061	10,057
Accounts payable and accrued liabilities					(2,894,270)	(3,537,827)
Net cash used in operating activities					(1,035,900)	(860,629)
Cash flows from investing activities:
Acquisition of equipment					(6,130)	(8,714)
Security deposits					7,195
Long-term cash equivalent					15,815
Net cash provided by (used in) investing activities					16,880	(8,714)
Cash flows from financing activities:
Payments for repurchase of common shares						(517)
Payments on operating lease liabilities					(7,605)	(24,715)
Net cash used in financing activities					(7,605)	(25,232)
Change in cash					(1,026,625)	(894,575)
Cash, beginning of period		$ 1,469,224		$ 2,363,530	1,469,224	2,363,530	2,363,530
Cash, end of period	$ 442,599		$ 1,468,955		442,599	1,468,955	$ 1,469,224
Supplementary information:
Interest paid
Income taxes paid					$ 15,431	$ 3,617